Offsets	Apr. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Agree Realty Corp
Form or Filing Type	S-3
File Number	333-271668
Initial Filing Date	Oct. 25, 2024
Fee Offset Claimed	$ 33,547.77
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 219,123,275.66
Offset Note
The registrant previously filed a prospectus supplement, dated October 25, 2024 (the “Prior Prospectus Supplement”) pursuant to the Registration Statement on Form S-3 (Registration No. 333-271668), filed with the Securities and Exchange Commission on May 5, 2023 (the “Prior Registration Statement”), relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,250,000,000 under its then current at-the-market program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $191,375 was paid. As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $219,123,275.66 were not sold under the Prior Prospectus Supplement. The offering that included the unsold securities under the Prior Prospectus Supplement was terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $33,547.77 that was previously paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this prospectus supplement.

Termination / Withdrawal Statement
The registrant previously filed a prospectus supplement, dated October 25, 2024 (the “Prior Prospectus Supplement”) pursuant to the Registration Statement on Form S-3 (Registration No. 333-271668), filed with the Securities and Exchange Commission on May 5, 2023 (the “Prior Registration Statement”), relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,250,000,000 under its then current at-the-market program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $191,375 was paid. As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $219,123,275.66 were not sold under the Prior Prospectus Supplement. The offering that included the unsold securities under the Prior Prospectus Supplement was terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $33,547.77 that was previously paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this prospectus supplement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Agree Realty Corp
Form or Filing Type	S-3
File Number	333-271668
Filing Date	Oct. 25, 2024
Fee Paid with Fee Offset Source	$ 33,547.77
Offset Note	See offering note 1.